OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Disclosure of operating segments [text block]
30	OPERATING SEGMENTS

In the Credicorp Board of Directors meeting held on December 20, 2017, it was agreed to organize the Group’s subsidiaries into new business lines, grouping them according to the types of financial services provided and the sectors on which they are focused; with the objective of optimizing the management thereof. This change came into effect as from April 1, 2018, and the new business lines are:

a)	Universal Banking –

Includes the operations related to the granting of various credits and financial instruments to individuals and legal entities, from the segments of wholesale and retail banking, such as the obtaining of funds from the public through deposits and current accounts, obtaining of funding by means of initial public offerings and direct indebtedness with other financial institutions. This business line incorporates the results and balances of the Banco de Crédito del Perú (BCP) and Banco de Crédito de Bolivia (BCB).

b)	Insurance and Pensions –

-
Insurance: includes, mainly, the issue of insurance policies to cover losses in commercial property, transport, marine vessels, automobiles, life, health and pensions, operations carried out through Pacífico Compañía de Seguros y Reaseguros.

-	Pensions: provides Management Service of private pension funds to the affiliates, operation carried out from Prima AFP.

c)	Microfinance –

Includes the management of loans, credits, deposits and current accounts of the small and microenterprises: carried out through Mibanco, Banco de la Microempresa S.A. and Edyficar S.A.S. (Encumbra).

d)	Investment Banking and Wealth Management –

Brokerage service and investment management services offered to a broad and diverse clientele, which includes corporations, institutional investors, governments and foundations; also, the structuring and placement of issues in the primary market, as well as the execution and negotiation of transactions in the secondary market. Additionally, it structures securitization processes for corporate customers and manages mutual funds.

All of these services are provided through Credicorp Capital Ltd. and subsidiaries; Atlantic Security Bank (ASB) and the Wealth Management team of BCP.

Management of these business lines is designed to:

-	Promote the joint action of our businesses in order to take advantage of the synergies which resulting from the diversification of our portfolio.

-
Strengthening our leadership in the financial sector through our growth in new businesses, and the establishment of an investment banking platform available not only to the corporate world, but also to the retail segment, especially to the Small and Medium Enterprise (SME) and Consumer sectors.

-	Improve the ongoing search to bring to adapt our business models, processes and procedures into line with best practices worldwide.

The operating results of the Group’s new business lines are monitored separately by the Board of Directors and Senior Management on a monthly basis, in order to make decisions regarding the allocation of resources and the evaluation of the performance of each one of the segments. The Chief Operating Decision Maker (CODM) of Credicorp is the Chief Executive Officer (CEO). The performance of the segments is evaluated based on the operating profits or losses, and is measured consistently with the operating profits and losses presented in the consolidated statement of income.

Financial information by segment is prepared subject to the minimum controls necessary and on a uniform basis, with coherent grouping according to the type of activity and customer. The transfer prices used for determining income and expenses generated among the operating segments are similar to the prices that would be applicable to transactions carried out at arm’s length.

None of the income derives from transactions carried out with a single customer or counterparty which is equal to or greater than 10 per cent or more of the total income of the Group at December 31, 2018, 2017 and 2016.

The information presented at December 31, 2017 and 2016, and for the years then ended, has been restated, according to the new definition of business lines for comparison purposes.

(i)
The table below shows (in millions of soles) a breakdown of the Group’s total income, operating income and non-current assets; classified by location of customers and assets, respectively for the years ended December 31, 2018, 2017 and 2016:

	Income (*)
2018	External	From other segments (**)	Net interest, similar income and expenses	Other income, net (***)	Provision for credit losses on loan portfolio	Depreciation and amortization	Income tax	Net profit	Capital expenditures, intangible assets and goodwill	Total assets	Total liabilities
Universal Banking
Banco de Crédito del Perú	10,757	381	5,616	3,275	(1,046)	(277)	(1,137)	2,927	397	132,880	117,803
Banco de Crédito de Bolivia	686	4	309	124	(52)	(12)	(45)	78	45	9,957	9,266
Insurance and Pension funds
Pacífico Seguros and Subsidiaries	2,861	21	446	1,181	–	(51)	(4)	353	85	12,224	9,591
Prima AFP	371	2	–	371	–	(18)	(58)	140	9	875	241
Microfinance
Mibanco	2,468	88	1,956	156	(430)	(49)	(193)	462	50	13,220	11,322
Edyficas S.A.S.	44	–	40	1	(4)	–	(4)	5	–	119	62
Investment Banking and Wealth Management	886	(14)	98	634	–	(21)	(29)	146	8	9,665	8,190
Other segments	83	97	33	106	–	(1)	(51)	(40)	7	2,862	950
Eliminations	–	–	(9)	(454)	–	–	–	–	–	(4,539)	(4,428)
Total consolidated	18,156	579	8,489	5,394	(1,532)	(429)	(1,521)	4,071	601	177,263	152,997

	Income (*)
2017	External	From other segments (**)	Net interest, similar income and expenses	Other income, net (***)	Provision for credit losses on loan portfolio	Depreciation and amortization	Income tax	Net profit	Capital expenditures, intangible assets and goodwill	Total assets	Total liabilities
Universal Banking
Banco de Crédito del Perú	10,095	371	5,300	2,927	(1,313)	(261	(996)	2,638	286	128,259	114,543
Banco de Crédito de Bolivia	616	2	315	119	(71)	(11	(40)	75	10	9,118	8,482
Insurance and Pension funds
Pacífico Seguros and Subsidiaries	2,790	120	423	1,369	–	(49)	(28)	326	56	11,409	8,560
Prima AFP	388	3	1	387	–	(23)	(66)	140	10	883	264
Microfinance
Mibanco	2,337	77	1,829	98	(399)	(49	(146)	399	44	12,363	10,666
Edyficas S.A.S.	30	–	27	1	(5)	(1	–	(1)	1	92	37
Investment Banking and Wealth Management	906	(5)	135	658	–	(25	(33)	252	7	10,389	8,730
Other segments	565	77	42	535	(1)	(1	(84)	353	2	2,781	1,668
Eliminations	–	–	(1)	(516)	–	–	–	–	–	(4,822)	(4,731)
Total consolidated	17,727	645	8,071	5,578	(1,789)	(420	(1,393)	4,182	416	170,472	148,219

(*)	Corresponds to total interest and similar income, other income (includes income and expenses on commissions) and net earned premiums from insurance activities.

(**)	Corresponds to income derived from transactions with other segments, which were eliminated in the consolidated statement of income.

(***)
  Corresponds to income for commissions received and other income (include income and expenses for commissions) and the profits arising from the collection of premiums less claims for loss coverage from insurance activities.

	Income (*)
2016	External	From other segments (**)	Net interest, similar income and expenses	Other income, net (***)	Provision for credit losses on loan portfolio	Depreciation and amortization	Income tax	Net profit	Capital expenditures, intangible assets and goodwill	Total assets	Total liabilities
Universal Banking
Banco de Crédito del Perú	10,582	297	5,334	3,120	(1,454)	(248)	(885)	2,586	265	117,329	105,107
Banco de Crédito de Bolivia	532	12	299	111	(50)	(12)	(50)	81	10	7,949	7,329
Insurance and Pension funds
Pacífico Seguros and Subsidiaries	2,160	56	393	983	–	(45)	(51)	303	48	10,200	7,826
Prima AFP	399	13	1	407	–	(21)	(70)	156	8	884	278
Microfinance
Mibanco	2,045	101	1,628	46	(274)	(55)	(100)	336	39	11,235	9,658
Edyficas S.A.S.	25	–	23	1	(7)	(1)	–	(2)	–	77	18
Investment Banking and Wealth Management	873	20	149	592	–	(24)	(31)	247	9	9,910	8,244
Other segments	189	90	60	51	–	(1)	(94)	(97)	8	3,313	2,256
Eliminations	–	–	(29)	(378)	–	–	–	–	–	(4,462)	(4,397)
Total consolidated	16,805	589	7,858	4,933	(1,785)	(407)	(1,281)	3,610	387	156,435	136,319

(*)	Corresponds to total interest and similar income, other income (includes income and expenses on commissions) and net earned premiums from insurance activities.

(**)	Corresponds to income derived from transactions with other segments, which were eliminated in the consolidated statement of income.

(***)
  Corresponds to income for commissions received and other income (include income and expenses for commissions) and the profits arising from the collection of premiums less claims for loss coverage from insurance activities.

(ii)
The following table presents (in millions of soles) the distribution of the external revenue, operating revenue and non-current assets of the Group; all assigned based on the location of the clients and assets, respectively, at December 31, 2018, 2017 and 2016:

	2018				2017				2016
	External income (*)	Operating income (**)	Total non current assets (***)	Total liabilities	External income (*)	Operating income (**)	Total non current assets (***)	Total liabilities	External income (*)	Operating income (**)	Total non current assets (***)	Total liabilities
Peru	16,633	8,913	3,102	135,422	13,234	8,199	2,976	130,953	15,087	8,051	2,994	119,813
Bermuda	13	14	88	169	2,708	37	121	933	152	27	124	1,254
Panama	2	–	–	–	–	–	–	–	–	–	–	–
Cayman Islands	285	104	3	5,465	512	183	5	5,250	466	147	5	5,695
Bolivia	750	344	78	9,317	813	338	102	8,490	682	321	79	7,246
Colombia	314	(2)	138	1,823	286	10	145	1,573	264	17	172	1,396
United States of America	6	–	–	2	8	–	–	2	8	–	–	2
Chile	153	(6)	84	799	167	(5)	139	1,018	160	(4)	138	913
Total consolidado	18,156	9,367	3,493	152,997	17,728	8,762	3,488	148,219	16,819	8,559	3,512	136,319

(*)	Including total interest and similar income, other income and net premiums earned from insurance activities.

(**)	Operating income includes the net interest income from banking activities and the amount of the premiums earned, less insurance claims.

(***)	Non-current assets consist of property, furniture and equipment, intangible assets and goodwill, net.